UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                     Investment Company Act file number 811-21109
                                                        ---------

                        OFI Tremont Market Neutral Hedge Fund
               (Exact name of registrant as specified in charter)

                           Two World Financial Center
                             New York, NY 10281-1008
               (Address of principal executive offices) (Zip code)

                             Katherine P. Feld, Esq.
                             OppenheimerFunds, Inc.
                           Two World Financial Center
                             New York, NY 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


             Registrant's telephone number, including area code:  1-800-858-9826

                        Date of fiscal year end: March 31

                  Date of reporting period:  April 1, 2003 - September 30, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.


[front cover]

OFI TREMONT MARKET NEUTRAL HEDGE FUND

SEMIANNUAL
REPORT

SEPTEMBER 30, 2003

/LOGO/OppenheimerFunds/r/
      The Right Way to Invest

TABLE OF CONTENTS

SEPTEMBER 30, 2003

OFI TREMONT MARKET NEUTRAL HEDGE FUND



Statement of Assets and Liabilities                              2


Schedule of Investments                                          3


Statement of Operations                                          4


Statements of Changes in Net Assets                              5


Statement of Cash Flows                                          6


Financial Highlights                                             7


Notes to Financial Statements                                    8

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)

OFI TREMONT MARKET NEUTRAL HEDGE FUND

ASSETS
                                                                                  SEPTEMBER 30, 2003
                                                                           ----------------------------------

Investments in investment funds, at value (cost $26,800,018)                             $        28,379,190
Cash and cash equivalents (cost $64,797)                                                              64,797
Receivable from Adviser                                                                                5,141
                                                                           ----------------------------------
TOTAL ASSETS                                                                                      28,449,128
                                                                           ----------------------------------

LIABILITIES

Management fee                                                                                        29,599
Professional fees                                                                                     19,455
Insurance fees                                                                                         5,388
Printing fees                                                                                          5,250
Administration fee                                                                                     3,552
Trustees' fees                                                                                         1,299
Miscellaneous fees                                                                                       275
                                                                           ----------------------------------
TOTAL LIABILITIES                                                                                     64,818
                                                                           ----------------------------------

NET ASSETS                                                                               $        28,384,310
                                                                           ==================================

COMPOSITION OF NET ASSETS
Par value of shares of beneficial interest
     ($0.001 par value, unlimited shares authorized)                                     $                27
Additional paid-in capital                                                                        26,805,111
Net unrealized appreciation on investments                                                         1,579,172
                                                                           ----------------------------------
NET ASSETS                                                                               $        28,384,310
                                                                           ==================================

NET ASSET VALUE PER SHARE
     (based on net assets of $28,384,310 and 27,033.584
     shares of beneficial interest outstanding)                                           $         1,049.96
                                                                           ==================================



The accompanying notes are an integral part of these financial statements.
                                -2-

OFI TREMONT MARKET NEUTRAL HEDGE FUND

                                            % of Investment                          % of Net
Description                                      Fund Held      Cost         Value      Assets    Liquidity *
--------------------------------------------------------------------------------------------------------------
INVESTMENTS IN INVESTMENT FUNDS
CONVERTIBLE ARBITRAGE

Advent Convertible Arbitrage Fund, L.P.             0.8%    $ 1,300,001   $ 1,420,808      5.0%   Quarterly
Sage Capital Limited Partnership                    1.5       1,370,001     1,419,021      5.0    Quarterly
Forest Fulcrum Fund, L.P.                           1.7       1,300,001     1,366,549      4.8    Monthly
Triborough Partners LLC                             3.2       1,250,001     1,234,831      4.4    Quarterly
                                                            --------------------------------------
Total Convertible Arbitrage                                   5,220,004     5,441,209     19.2


EQUITY MARKET NEUTRAL
Jemmco Partners, L.P.                               1.0       1,865,001     1,890,655      6.7    Quarterly
Barclays Global Investors The 32 Capital Fund
Ltd.                                                0.4       1,865,001     1,871,873      6.6    Monthly
AQR Global Stock Selection Offshore Fund Ltd.       0.5       1,740,001     1,763,478      6.2    Quarterly
Twin Saje, L.P.                                     3.7       1,372,751     1,361,435      4.8    Quarterly
Twin Momentum Partners, L.P.                        2.6         242,250       239,850      0.8    Quarterly
                                                            --------------------------------------
Total Equity Market Neutral                                   7,085,004     7,127,291     25.1


EVENT DRIVEN
GoldenTree High Yield Partners, L.P.                0.3        1,250,001    1,574,049      5.5    Semi-Annually
Avenue Investments, L.P.                            0.3        1,000,001    1,212,567      4.3    Annually
Brencourt Arbitrage, L.P.                           1.1        1,175,001    1,205,972      4.2    Quarterly
Bear Stearns Global Equity Arbitrage Fund, L.P.     0.7        1,170,001    1,190,069      4.2    Quarterly
ReCap Partners, L.P.                                2.6        1,000,001    1,104,787      3.9    Quarterly
                                                            --------------------------------------
Total Event Driven                                             5,595,005    6,287,444     22.1


FIXED INCOME ARBITRAGE
FFTW Diversified Alpha Fund Ltd. (Class A)          0.3        2,000,001    2,025,736      7.1     Monthly

LONG/SHORT EQUITY
Whitney New Japan Fund, L.P.                        4.3        1,900,000    2,090,806      7.4     Quarterly
Trisun Capital Fund, L.P.                           2.0        1,250,001    1,326,659      4.7     Annually
Pan Capital LLC                                     1.2        1,250,001    1,220,492      4.3     Annually
                                                            --------------------------------------
Total Long/Short Equity                                        4,400,002    4,637,957     16.4


MULTI STRATEGY
Canyon Value Realization Fund, L.P.                 0.2        1,250,001    1,474,923       5.2     Annually
Sagamore Hill Partners, L.P.                        0.3        1,250,001    1,384,630       4.9     Quarterly
                                                            --------------------------------------
Total Multi Strategy                                           2,500,002    2,859,553      10.1
                                                            --------------------------------------


Total Investments in Investment Funds                         26,800,018   28,379,190     100.0%

SHORT-TERM INVESTMENT

Citibank II Money Market Deposit Account                          64,797       64,797       0.2
                                                            --------------------------------------

Total Investments in Investment Funds and Short-Term
Investment                                                   $26,864,815   28,443,987     100.2
                                                            ============

Liabilities in Excess of Other Assets                                         (59,677)     (0.2)
                                                                          ------------------------
 NET ASSETS                                                               $28,384,310     100.0%
                                                                         =========================


Detailed information about the Investment Funds' portfolios is not available. *Available frequency of redemptions after lock up period.

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS (UNAUDITED)

OFI TREMONT MARKET NEUTRAL HEDGE FUND

INVESTMENT INCOME                                                                        SIX MONTHS ENDED
                                                                                         SEPTEMBER 30, 2003
                                                                              -------------------------------
     Interest                                                                                 $          689
                                                                              -------------------------------

EXPENSES
     Management fee                                                                                  167,159
     Professional fees                                                                                21,250
     Administration fee                                                                               20,062
     Insurance fees                                                                                    6,667
     Trustees' fees                                                                                    6,001
     Printing fees                                                                                     3,250
     Miscellaneous                                                                                    12,607
                                                                              -------------------------------
TOTAL EXPENSES                                                                                       236,996
LESS: WAIVER OF EXPENSES BY THE ADVISER                                                              (36,568)
                                                                              -------------------------------
NET EXPENSES                                                                                         200,428

NET INVESTMENT LOSS                                                                                 (199,739)
                                                                              -------------------------------

NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS                                               1,032,470
                                                                              -------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                          $      832,731
                                                                              ===============================



The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

OFI TREMONT MARKET NEUTRAL HEDGE FUND



                                                                                    PERIOD FROM JANUARY 2, 2003
                                                             SIX MONTHS ENDED            (COMMENCEMENT OF
                                                             SEPTEMBER 30, 2003           OPERATIONS)
                                                              (UNAUDITED)                TO MARCH 31, 2003
                                                          ---------------------------------------------------
FROM OPERATIONS
Net investment loss                                              $   (199,739)                $     (95,280)
Net change in unrealized appreciation on investments                1,032,470                       546,702
                                                          ---------------------------------------------------
Net increase in net assets resulting from operations                  832,731                       451,422
                                                          ---------------------------------------------------

FROM BENEFICIAL INTEREST TRANSACTIONS
Proceeds from sales of shares of beneficial interest                2,000,157                    25,000,000
                                                          ---------------------------------------------------

Total increase                                                      2,832,888                    25,451,422
Beginning of period                                                25,551,422                       100,000*
                                                          ---------------------------------------------------
End of period                                                    $ 28,384,310                 $  25,551,422
                                                          ===================================================

*The Fund was initially capitalized with $100,000 of capital on December 16, 2002.

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CASH FLOWS (UNAUDITED)

OFI TREMONT MARKET NEUTRAL HEDGE FUND

                                                                                    SIX MONTHS ENDED
                                                                                   SEPTEMBER 30, 2003
                                                                              ------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
     Net increase in net assets resulting from operations                       $   832,731
     Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
          Purchases of investments                                               (1,900,000)
          Net change in unrealized appreciation on investments                   (1,032,470)
          Decrease in receivable from Adviser                                        39,850
          Decrease in management fee payable                                        (50,131)
          Decrease in professional fees payable                                     (14,045)
          Decrease in administration fee payable                                     (6,017)
          Decrease in insurance fees payable                                           (612)
          Decrease in Trustees' fees payable                                         (2,701)
          Increase in printing fees payable                                           3,250
          Decrease in miscellaneous fees payable                                     (5,550)
                                                                              ------------------------------
Net cash used in operating activities                                            (2,135,695)

CASH FLOWS FROM FINANCING ACTIVITIES
     Proceeds from sales of shares of beneficial interest                         2,000,157
                                                                              ------------------------------


Net increase in cash and cash equivalents                                          (135,538)
Cash and cash equivalents at beginning of period                                    200,335
                                                                              ------------------------------
Cash and cash equivalents at end of period                                      $    64,797
                                                                              ==============================


The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

OFI TREMONT MARKET NEUTRAL HEDGE FUND



                                                           SIX MONTHS ENDED      PERIOD FROM JANUARY 2, 2003
SELECTED DATA FOR A SHARE OF BENEFICIAL                   SEPTEMBER 30, 2003     (COMMENCEMENT OF OPERATIONS)
INTEREST OUTSTANDING THROUGHOUT THE PERIOD                    (UNAUDITED)             TO MARCH 31, 2003
                                                       -------------------------------------------------------

     PER SHARE OPERATING DATA
     Net asset value, beginning of period                 $ 1,017.98                         $1,000.00

     Income (loss) from investment operations:
     Net investment loss                                       (7.39)                            (3.80)
    Net unrealized gain                                        39.37                             21.78
                                                       -------------------------------------------------------
     Total income from investment operations                   31.98                             17.98
                                                       -------------------------------------------------------
     Net asset value, end of period                       $ 1,049.96                         $1,017.98
                                                       =======================================================

TOTAL RETURN, AT NET ASSET VALUE*                               3.14%                             1.80%


RATIOS / SUPPLEMENTAL DATA
Net assets, end of period                                 $28,384,310                        $25,551,422
Ratios to average net assets: **
     Net investment loss                                        (1.49)%                            (1.49)%
     Expenses                                                    1.77 %                             2.21 %
     Expenses, net of waiver of expenses by the Adviser          1.50 %                             1.50 %


Portfolio turnover***                                               0 %                                0 %

  *Assumes an investment at the net asset value on the first business day of the period noted, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the period noted. Total returns are not annualized For periods of less than one full year.
  **Annualized for periods of less than one full year.
 ***Represents the lesser of purchases or sales of investments in Investment
    Funds divided by the average value of investments in Investment Funds.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2003 (UNAUDITED)

OFI TREMONT MARKET NEUTRAL HEDGE FUND
1.       ORGANIZATION

OFI Tremont Market Neutral Hedge Fund (the "Fund") was organized as a business trust in the Commonwealth of Massachusetts on May 24, 2002 as a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek long-term capital appreciation consistent with preservation of capital while attempting to generate positive returns over various market cycles. The Fund seeks to achieve this objective by investing primarily in private investment partnerships and similar investment vehicles ("Investment Funds") that are managed by a select group of alternative asset managers that employ various "market neutral" investment strategies. These strategies encompass a broad range of investment programs that historically have exhibited a low correlation to the general performance of equity, debt and other markets. The Fund commenced operations on January 2, 2003.

OFI Institutional Asset Management, Inc. (the "Adviser"), a wholly-owned subsidiary of OppenheimerFunds, Inc. ("OFI"), serves as the investment adviser of the Fund, subject to the ultimate supervision of and subject to any policies established by the Board of Trustees (the "Board") of the Fund, pursuant to the terms of the investment advisory agreement with the Fund (the "Advisory Agreement"). Pursuant to the Advisory Agreement, the Adviser is responsible for developing, implementing and supervising the Fund's investment program. The Adviser is authorized, subject to the approval of the Board, to retain one of its affiliates to provide any or all of the investment advisory services required to be provided to the Fund or to assist the Adviser in providing these services.

Tremont Partners, Inc. (the "Investment Manager"), an affiliate of the Adviser, has been retained to serve as the Fund's Investment Manager and is responsible for providing day-to-day investment management services to the Fund, subject to the supervision of the Adviser.

OFI is wholly owned by Oppenheimer Acquisition Corp., a holding company ultimately controlled by Massachusetts Mutual Life Insurance Company. OFI is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

Shares of the Fund are offered and may be purchased on a monthly basis, or at such other times as may be determined by the Board based on the net asset value per share of the Fund. Shares are being offered only to qualified investors that meet all requirements to invest in the Fund. The Fund's shares are not listed for trading on a securities exchange.

The Fund, from time to time, may offer to repurchase outstanding shares based on the Fund's net asset value per share pursuant to written tenders from shareholders. Repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion, and generally will be offers to repurchase a specified dollar amount of outstanding shares. The Adviser expects that it will recommend to the Board that the Fund offer to repurchase shares as of December 31, 2003, and thereafter, four times each year, as of the last business day of March, June, September and December. A redemption fee payable to the Fund equal to 1.00% of the value of shares repurchased by the Fund will apply if the date as of which the shares are to be valued for purposes of repurchase is less than one year following the date of a shareholder's initial investment in the Fund. If applicable, the redemption fee will be deducted before payment of the proceeds of a repurchase. The Fund anticipates that the Board will limit each repurchase to no more than 25% of the Fund's total assets, although the limit for any one repurchase may be lower. The Fund will generally pay the value of the shares repurchased approximately one month after the value of the shares to be repurchased is determined. If all shares owned by a shareholder are repurchased, the shareholder will receive an initial payment equal to 95% of the estimated value of the shares and the balance due will be determined and paid promptly after completion of the year end audit of the Fund.

2.       SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America, which require the Adviser to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including the estimated fair value of investments. Such policies are consistently followed by the Fund in preparation of its financial statements. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

     A.  PORTFOLIO VALUATION

     The net asset value of the Fund is computed, generally monthly, as of the close of business on the following days: (i) the last day of each fiscal year, (ii) the date preceding the date as of which any shares of the Fund are purchased, and (iii) any day as of which the Fund repurchases any shares. The Fund's net asset value is the value of the Fund's assets less its liabilities divided by the shares outstanding. The net asset value is computed in accordance with the pricing policies and procedures adopted by the Board.

     The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds are carried at fair value as determined by the Fund's pro-rata interest in the net assets of each Investment Fund. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds, as described in each of their financial statements and offering memoranda. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers, pursuant to the Investment Funds' agreements. Where no value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed not to be indicative of its value, the Investment Fund will be valued at fair value as determined in good faith by the Board or in accordance with procedures adopted by the Board.

     B.  INCOME RECOGNITION AND EXPENSES

     Interest income is recorded on the accrual basis. The change in an Investment Fund's net asset value is included in net change in unrealized appreciation on investments on the statement of operations. Realized gains and losses on withdrawals from Investment Funds are recognized on a cost recovery basis.

     The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; expenses of meetings of the Board and shareholders; all costs with respect to communications to shareholders; and other types of expenses as may be approved from time to time by the Board. Ongoing offering costs are charged to capital as incurred.

     The Adviser directly assumed all offering costs associated with the initial registration and offering of shares. In addition, the Adviser assumed all organizational expenses directly at the time of the seeding of the Fund.

     C.  FEDERAL TAXES

     The Fund complies with provisions of the Internal Revenue Code applicable to regulated investment companies and accordingly intends to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required.

     The Fund adjusts the composition of net assets to reflect permanent differences between financial statement amounts and amounts determined in accordance with income tax regulations. Accordingly, during the period ended September 30, 2003, amounts have been reclassified to reflect a decrease in additional paid-in capital of $199,739 and a decrease in accumulated net investment loss of $199,739. Net assets of the Fund were unaffected by the reclassifications. This reclassification resulted from the difference in the tax treatment of net operating losses.

     D.  DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid annually. Capital gain distributions, if any, are declared and paid annually.

     E. CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

     F.  CASH AND CASH EQUIVALENTS

     Cash and cash equivalents consist of monies invested in money market deposit accounts sponsored by Citibank, N.A. The Fund treats all financial instruments that mature within three months as cash equivalents.

3.       MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

As compensation for services provided by the Adviser under the Advisory Agreement, the Fund pays the Adviser a monthly fee (the "Management Fee") computed at an annual rate of 1.25% of the Fund's net assets determined as of the last day of the month (before any repurchases of shares).

For the period ended September 30, 2003, the Management Fee incurred by the Fund was $167,159. The Adviser pays a monthly fee to the Investment Manager equal to 50% of the Management Fee earned by the Adviser pursuant to the Advisory Agreement. This fee is payable to the Investment Manager by the Adviser and not the Fund.

In addition, the Adviser has voluntarily agreed to waive a portion of its Management Fee in order to limit total expenses of the Fund to 1.50% of the average net assets of the Fund. For the period ended September 30, 2003, the Adviser waived management fees in the amount of $36,568.

Under the terms of an administration agreement (the "Administration Agreement") with the Fund, the Adviser provides certain administrative services to the Fund, including, among other things, providing office space and other support services and personnel as necessary to provide such administration, accounting and shareholder services to the Fund. In consideration for these services, the Fund pays the Adviser a monthly fee (the "Administration Fee") computed at an annual rate of 0.15% of the Fund's net assets determined as of the last day of each month. The Adviser has retained the Investment Manager to provide the administration services subject to the supervision of the Adviser. The Adviser pays a monthly fee to the Investment Manager equal to 100% of the Administration Fee earned by the Adviser pursuant to the Administration Agreement. This fee is payable to the Investment Manager by the Adviser and not the Fund.

The Adviser intends to pay a portion of its Management Fee, not to exceed 20% of its Management Fee, to qualifying brokers, dealers and financial advisers that provide ongoing investor services and account maintenance services to shareholders that are their customers ("Investor Service Providers"). These services include, but are not limited to, handling shareholder inquiries regarding the Fund; assisting in the enhancement of relations and communications between shareholders and the Fund; assisting in the establishment and maintenance of shareholder accounts with the Fund, assisting in the maintenance of

Fund records containing shareholder information; and providing such other information and shareholder liaison services as the Adviser may reasonably request. This fee is payable by the Adviser and not the Fund.

As of September 30, 2003, OFI owns 25,100 of the 27,033.584 shares outstanding of the Fund, valued at $26,353,996.

Under the General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the "Distributor") acts as the distributor of the Fund's shares. The Distributor is an affiliate of the Adviser and the Investment Manager.

A majority of the Board is comprised of persons who are independent with respect to the Fund. Each Board member who is not an employee of the Adviser, or one of its affiliates, receives an annual retainer, plus a fee for each meeting attended. Additionally, these Board members are reimbursed by the Fund for all reasonable out of pocket expenses.

Citibank, N.A. serves as custodian of the Fund's assets and provides custodial services for the Fund.

4.       SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $.001 par value shares of beneficial interest. Transactions in shares of beneficial interest consisted of subscriptions of 1,933.584 shares (proceeds $2,000,157) during the six month period ended September 30, 2003.

5.       INVESTMENTS IN INVESTMENT FUNDS

At September 30, 2003, the Fund had investments in Investment Funds, none of which were related parties. The agreements related to investments in Investment Funds provide for compensation to the Investment Funds' managers/general partners in the form of management fees ranging from 1.0% to 2.0% annually of net assets and performance incentive fees/allocations ranging from 10% to 25% of net profits earned.

The Investment Funds provide for periodic redemptions ranging from monthly to annually with lock up provisions of up to eighteen months from initial investment.

For the period ended September 30, 2003, the aggregate cost of purchases of Investment Funds was $1,900,000.

6.       FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These activities may include, but are not limited to, short selling activities, writing option contracts and interest rate, credit default and total return equity swap contracts. The Fund's risk of loss in these Investment Funds is limited to the value of these investments reported by the Fund.

7.   SUBSEQUENT EVENTS

Effective October 1, 2003 and November 3, 2003 the Fund received initial contributions from Shareholders of approximately $1,350,037 and $1,000,178, respectively.



PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES

OppenheimerFunds, Inc. has delegated to Tremont Partners, Inc. ("Tremont"), as the Fund's investment manager, responsibility for voting proxies relating to securities owned by the Fund, if any. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.858.9826, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov.

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                                -13-

                                      This page intentionally left blank.
                                -14-

[back cover]

Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc.
Two World Financial Center, 225 Liberty Street, New York, NY 10080 /c/Copyright 2003, OppenheimerFunds, Distributor, Inc. All rights reserved.
RS0482.001.1103   November 30, 2003


/LOGO/OppenheimerFunds/r/
     Distributor, Inc.


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ITEM 2.  CODE OF ETHICS

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         The Board of Trustees of the Fund has determined that Joseph M. Wikler, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Wikler as the Audit Committee's financial expert. Mr. Wikler is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  NOT APPLICABLE

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of September 30, 2003,
         registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.



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ITEM 10.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)